INVESTMENTS IN ASSOCIATES - Summarized financial information of the Group's associates in the consolidated financial statements (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates [line items]
(Loss)/profit for the year	¥ 406	$ 59	¥ 302	¥ (609)
Other comprehensive (expense)/income	16	2	36	(127)
Dividend received from the associates	162	$ 24	116	135
Associates [member]
Disclosure of associates [line items]
(Loss)/profit for the year	406		302	(609)
Other comprehensive (expense)/income	16		36	(127)
Total comprehensive (expense)/income	422		338	(736)
Dividend received from the associates	¥ 162		¥ 116	¥ 135